Commitments (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2021
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Minimum lease payments net	$ 11,235
Top of range [member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Minimum lease payments net		$ 38,912